Contingencies and uncertainties/COVID-19 Pandemic (Details Narrative) - Rubicon Technologies, LLC and Subsidiaries [Member] - Rubicon [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Long-term debt	$ 47,024,000	$ 52,291,000
P P P Loan [Member]
Loans payable	2,000
Paycheck Protection Program Loan [Member]
Loan received	$ 10,800,000
Interest rate	1.00%
Repayment of loan	$ 2,300,000
Long-term debt	$ 8,500,000